Loan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loan [Abstract]
Loan

9. Loan

2021 Loan

Effective March 22, 2021, the Company received a loan facility of up to $2,900 (SEK 25 million), net of a 3% loan origination fee of $87 (SEK 750 thousand), recorded as finance costs in the condensed consolidated statement of operations and comprehensive loss; bearing interest at 3% per month, and due on June 23, 2021. During the three month period ended March 31, 2021 the Company received $1,150 pursuant to the terms of the loan.

In exchange for the loan, the Company committed to complete a rights offering and issue common shares. The rights offering was completed before June 23, 2021, and as of June 23, 2021, the loan balance of $2,934 and interest of $204 were paid to the lender.

13. Loan

2021 Loan

Effective March 22, 2021, the Company received a loan of up to $2,900 (SEK 25 million), net of a 3% loan origination fee of $87 (SEK 750 thousand), recorded as finance costs in the consolidated statement of operations and comprehensive loss; bearing interest at 3% per month, and due on June 23, 2021. In exchange for the loan, the Company committed to complete a rights offering and issue common shares. The rights offering was completed before June 23, 2021, as described in these financial statements. As of June 23, 2021, the loan balance of $2,934 and interest of $204 were paid to the lender.

2019 Loan

Effective September 24, 2019, the Company received a loan of $512 bearing interest at 3% per month and due on November 30, 2019. The lender agreed to extend the due date of the loan with no penalty and the balance of the loan, including interest of $62 was paid as of January 7, 2020. The loan agreement included the Company’s commitment to carry out a common share subscription which was cancelled upon repayment of the loan on January 7, 2020.